Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable	€ 12,938	€ 15,570
Notes receivable	613	684
Less: allowance for doubtful accounts	(1,602)	(1,272)
Total	11,949	14,981
Less current portion	(11,148)	(13,273)
Total long-term portion	€ 801	€ 1,708